Revolving Line of Credit; Interest Expense; Maturities (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 01, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 13, 2023
Short-Term Debt [Line Items]
Revolving line of credit					$ 91,541	$ 42,750
LOC interest expense			$ 4,946	$ 8,251	$ 19,886
Line of Credit [Member]
Short-Term Debt [Line Items]
Inventory purchase	$ 400,000
Accrues interest percentage	15.00%
Origination fee percentage	2.00%